Issued share capital and other reserves - Summary of Other Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Currency translation
Currency translation, beginning balance	€ 150	€ 63	€ 100
Currency translation	(219)	87	(37)
Currency translation, ending balance	(69)	150	63
Cash flow hedges
Cash flow hedges, beginning balance	(5)	(3)	10
Gains/(losses) on fair value that may be subsequently reclassified consolidated statement of operations	11	(10)	(2)
(Gains)/losses reclassified to revenue	(34)	28	(44)
Losses/(gains) reclassified to cost of revenue	27	(20)	30
Deferred tax	(1)	0	3
Cash flow hedges, ending balance	(2)	(5)	(3)
Share-based compensation
Share-based payments, beginning balance	2,029	1,539	1,265
Share-based compensation (Note 17)	248	268	322
Income tax impact associated with share-based compensation (Note 8)	417	359	23
Restricted stock units withheld for employee taxes	(241)	(137)	(71)
Share-based payments, ending balance	2,453	2,029	1,539
Other reserves, ending balance	3,366	2,707	1,812
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Short term and Long term investments
Investments, beginning balance	(7)	(4)	(18)
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	13	(7)	11
(Gains)/losses reclassified to consolidated statement of operations	(2)	3	7
Deferred tax	(3)	1	(4)
Investments, ending balance	1	(7)	(4)
Reserve of gains and losses from investments in equity instruments
Short term and Long term investments
Investments, beginning balance	553	224	161
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	556	415	76
Losses on sale of long term investment reclassified to accumulated deficit	0	0	3
Deferred tax	(113)	(86)	(16)
Investments, ending balance	996	553	224
Reserve of change in fair value of financial liability attributable to change in credit risk of liability
Exchangeable Notes
Exchange notes beginning balance	(13)	(7)	3
Losses on fair value attributable to changes in credit risk	0	(8)	(14)
Deferred tax	0	2	4
Exchange notes ending balance	€ (13)	€ (13)	€ (7)